Consolidated Statements of Operations and Comprehensive Income (Loss) Parentheticals (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Colonial Properties Trust
Income taxes related to the sale of real estate, continuing operations	$ 0	$ 0	$ 93
Colonial Realty Limited Partnership
Income taxes related to the sale of real estate, continuing operations	$ 0	$ 0	$ 93